[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

November 30, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                          Nuveen Investment Trust II (the “Registrant”)

                         File No. 333-33607

Ladies and Gentlemen:

On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, the Nuveen Santa Barbara Dividend Growth Fund, Nuveen Santa Barbara Growth Fund, Nuveen Santa Barbara International Equity Fund, Nuveen Tradewinds Emerging Markets Fund, Nuveen Tradewinds Global All-Cap Fund, Nuveen Tradewinds Global All-Cap Plus Fund, Nuveen Tradewinds Global Flexible Allocation Fund, Nuveen Tradewinds Global Resources Fund, Nuveen Tradewinds International Value Fund, Nuveen Santa Barbara EcoLogic Equity Fund, Nuveen Santa Barbara Global Equity Fund, Nuveen Santa Barbara Growth Plus Fund and the Nuveen Tradewinds Japan Fund, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 71, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on November 29, 2010.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By: /s/ Morrison C. Warren

Morrison C. Warren